Fair value of Above Market Acquired Time Charters (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Of Above Market Acquired Time Charters [Abstract]
Estimated aggregate amortization expense of the above market acquired time charters

Years	Amount
December 31, 2015	$11,654
December 31, 2016	254
Total	$11,908